UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-03480

Fidelity Oxford Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	January 31, 2026

Item 1.

Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026
Fidelity® Series Commodity Strategy Fund Fidelity® Series Commodity Strategy Fund : FCSSX

This semi-annual shareholder report contains information about Fidelity® Series Commodity Strategy Fund for the period August 1, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Commodity Strategy Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Key Fund Statistics
(as of January 31, 2026)

KEY FACTS
Fund Size	$2,499,726,481
Number of Holdings	76
Portfolio Turnover	0%
What did the Fund invest in?
(as of January 31, 2026)
COMMODITY SECTOR DIVERSIFICATION (% of Fund's net assets)

Energy - 32.1
Agriculture - 25.8
Industrial Metals - 19.4
Precious Metals - 17.5
Livestock - 5.2

DERIVATIVE EXPOSURE (% of Fund's net assets)
Futures Contracts	26.3
Swaps	72.5

ASSET ALLOCATION (% of Fund's total exposure)

Swaps - 36.5
Futures Contracts - 13.2
Short-Term Investments and Net Other Assets (Liabilities) - 50.3

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915316.101    2278-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026
Fidelity® SAI Inflation-Focused Fund Fidelity® SAI Inflation-Focused Fund : FIFGX

This semi-annual shareholder report contains information about Fidelity® SAI Inflation-Focused Fund for the period August 1, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Inflation-Focused Fund	$ 21	0.38%
Key Fund Statistics
(as of January 31, 2026)

KEY FACTS
Fund Size	$4,882,241,030
Number of Holdings	70
Portfolio Turnover	0%
What did the Fund invest in?
(as of January 31, 2026)
COMMODITY SECTOR DIVERSIFICATION (% of Fund's net assets)

Energy - 48.4
Industrial Metals - 23.4
Agriculture - 14.8
Precious Metals - 10.5
Livestock - 2.9

DERIVATIVE EXPOSURE (% of Fund's net assets)
Futures Contracts	118.0

ASSET ALLOCATION (% of Fund's total exposure)

Futures Contracts - 54.1
Short-Term Investments and Net Other Assets (Liabilities) - 45.9

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915353.101    3318-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026
Fidelity® Commodity Strategy Fund Fidelity® Commodity Strategy Fund : FYHTX

This semi-annual shareholder report contains information about Fidelity® Commodity Strategy Fund for the period August 1, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Commodity Strategy Fund	$ 34	0.62%
Key Fund Statistics
(as of January 31, 2026)

KEY FACTS
Fund Size	$156,715,105
Number of Holdings	57
Portfolio Turnover	0%
What did the Fund invest in?
(as of January 31, 2026)
COMMODITY SECTOR DIVERSIFICATION (% of Fund's net assets)

Industrial Metals - 29.6
Energy - 27.8
Agriculture - 22.5
Precious Metals - 15.5
Livestock - 4.6

DERIVATIVE EXPOSURE (% of Fund's net assets)
Futures Contracts	60.9
Swaps	54.9

ASSET ALLOCATION (% of Fund's total exposure)

Futures Contracts - 28.2
Swaps - 25.4
Short-Term Investments and Net Other Assets (Liabilities) - 46.4

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915347.101    2896-TSRS-0426

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Series Commodity Strategy Fund

Semi-Annual Report
January 31, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
"BLOOMBERG ®" and the Bloomberg indices listed herein (the "Indices") are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited ("BISL"), the administrator of the Indices (collectively, "Bloomberg") and have been licensed for use for certain purposes by Fidelity. Bloomberg is not affiliated with Fidelity, and Bloomberg does not approve, endorse, review, or recommend the fund. Bloomberg does not guarantee the timeliness, accuracy, or completeness of any data or information relating to the fund.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Series Commodity Strategy Fund
Consolidated Schedule of Investments January 31, 2026 (Unaudited)
Showing Percentage of Net Assets
U.S. Treasury Obligations - 7.0%
	Yield (%) (a)	Principal Amount (b)	Value ($)
US Treasury Bills 0% 3/12/2026 (c)(d)	3.57 to 3.60	84,000,000	83,677,697
US Treasury Bills 0% 3/5/2026 (c)(d)	3.55 to 3.65	93,000,000	92,711,360
TOTAL U.S. TREASURY OBLIGATIONS (Cost $176,383,535)			176,389,057

Money Market Funds - 89.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e) (Cost $2,229,084,004)	3.70	2,228,578,691	2,229,024,406

TOTAL INVESTMENT IN SECURITIES - 96.2% (Cost $2,405,467,539)	2,405,413,463
NET OTHER ASSETS (LIABILITIES) - 3.8%	94,313,018
NET ASSETS - 100.0%	2,499,726,481

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Commodity Contracts
CBOT Corn Contracts (United States)	1,200	7/2026	26,520,000	(413,713)
CBOT KC Hard Red Winter Wheat Contracts (United States)	327	7/2026	9,278,625	246,624
CBOT Soybean Contracts (United States)	487	7/2026	26,553,675	241,240
CBOT Soybean Meal Contracts (United States)	466	7/2026	14,101,160	(284,234)
CBOT Soybean Oil Contracts (United States)	463	7/2026	15,109,542	1,016,508
CBOT Wheat Contracts (United States)	509	7/2026	14,143,838	445,893
CEC Copper Contracts (United States)	210	7/2026	31,738,725	(104,748)
CEC Gold Bullion Contracts (United States)	162	6/2026	79,554,170	8,259,720
CEC Silver Bullion Contracts (United States)	49	7/2026	20,396,150	(143,738)
CME Lean Hogs Contracts (United States)	254	6/2026	10,965,180	731,548
CME Live Cattle Contracts (United States)	199	6/2026	18,445,310	715,751
ICE Brent Crude Oil Contracts (United Kingdom)	676	5/2026	45,976,580	5,063,228
ICE Cocoa Contracts (United States)	140	7/2026	5,982,200	(1,709,844)
ICE Coffee C Contracts (United States)	100	7/2026	11,587,500	(951,374)
ICE Cotton No 2 Contracts (United States)	238	7/2026	7,919,450	(125,914)
ICE Gas Oil Contracts (United Kingdom)	234	7/2026	15,673,450	1,321,091
ICE Sugar No 11 Contracts (United States)	853	6/2026	13,231,736	(650,694)
LME Aluminum Contracts (United Kingdom)	41	3/2026	3,216,358	430,925
LME Aluminum Contracts (United Kingdom)	277	7/2026	21,779,471	(136,581)
LME Aluminum Contracts (United Kingdom)	304	5/2026	23,909,980	1,718,407
LME Lead Contracts (United Kingdom)	12	3/2026	597,336	(15,894)
LME Lead Contracts (United Kingdom)	99	7/2026	5,061,821	(109,525)
LME Lead Contracts (United Kingdom)	87	5/2026	4,396,610	30,766
LME Nickel Contracts (United Kingdom)	16	3/2026	1,713,687	220,171
LME Nickel Contracts (United Kingdom)	112	7/2026	12,166,963	58,878
LME Nickel Contracts (United Kingdom)	120	5/2026	12,954,672	2,285,626
LME Zinc Contracts (United Kingdom)	19	3/2026	1,620,653	196,267
LME Zinc Contracts (United Kingdom)	153	7/2026	12,942,920	651,390
LME Zinc Contracts (United Kingdom)	145	5/2026	12,333,229	1,210,156
NYMEX Gasoline RBOB Contracts (United States)	145	6/2026	13,126,911	819,788
NYMEX Heating Oil Contracts (United States)	123	6/2026	11,907,428	997,571
NYMEX Natural Gas Contracts (United States)	1,198	6/2026	52,401,070	12,108,441
NYMEX WTI Crude Contracts (United States)	576	6/2026	36,815,670	2,825,339

TOTAL LONG				36,949,069

SHORT

Commodity Contracts
LME Aluminum Contracts (United Kingdom)	27	7/2026	2,122,909	(282)
LME Aluminum Contracts (United Kingdom)	41	3/2026	3,216,358	(262,082)
LME Aluminum Contracts (United Kingdom)	304	5/2026	23,909,980	107,872
LME Lead Contracts (United Kingdom)	9	7/2026	460,166	(94)
LME Lead Contracts (United Kingdom)	12	3/2026	597,336	27,416
LME Lead Contracts (United Kingdom)	87	5/2026	4,396,610	103,044
LME Nickel Contracts (United Kingdom)	11	7/2026	1,194,970	(112)
LME Nickel Contracts (United Kingdom)	16	3/2026	1,713,687	(262,046)
LME Nickel Contracts (United Kingdom)	120	5/2026	12,954,672	(79,787)
LME Zinc Contracts (United Kingdom)	15	7/2026	1,268,914	(157)
LME Zinc Contracts (United Kingdom)	19	3/2026	1,620,653	(166,154)
LME Zinc Contracts (United Kingdom)	145	5/2026	12,333,229	(720,735)

TOTAL SHORT				(1,253,117)

TOTAL FUTURES CONTRACTS				35,695,952
The notional amount of long futures as a percentage of Net Assets is 23.8%.
The notional amount of short futures as a percentage of Net Assets is 2.6%.

Total Return Swaps
Underlying Reference	Pay/ Receive Reference	Reference Payment Frequency	Financing Rate	Financing Frequency	Counterparty	Maturity Date	Notional Amount ($)	Value ($)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
Bloomberg Commodity Index 3M Forward Total Return	Receives	At Maturity	3m Us Auction Rate T-bill plus 11 basis points	At Maturity	Merrill Lynch International	3/2026	53,000,000	4,631,950	0	4,631,950
Bloomberg Commodity Index 3M Forward Total Return	Receives	At Maturity	3m Us Auction Rate T-bill plus 11 basis points	At Maturity	Royal Bank of Canada	3/2026	40,000,000	3,639,300	0	3,639,300
Bloomberg Commodity Index 3M Forward Total Return	Receives	At Maturity	3m Us Auction Rate T-bill plus 11 basis points	At Maturity	Royal Bank of Canada	3/2026	42,000,000	3,821,265	0	3,821,265
Bloomberg Commodity Index 3M Forward Total Return	Receives	At Maturity	3m Us Auction Rate T-bill plus 11 basis points	At Maturity	Merrill Lynch International	3/2026	61,000,000	5,469,600	0	5,469,600
Bloomberg Commodity Index 3M Forward Total Return	Receives	At Maturity	3m Us Auction Rate T-bill plus 11 basis points	At Maturity	JPMorgan Chase Bank NA	3/2026	79,000,000	6,329,099	0	6,329,099
Bloomberg Commodity Index 3M Forward Total Return	Receives	At Maturity	3m Us Auction Rate T-bill plus 11 basis points	At Maturity	Canadian Imperial Bank of Commerce	3/2026	50,000,000	4,006,101	0	4,006,101
Bloomberg Commodity Index 3M Forward Total Return	Receives	At Maturity	3m Us Auction Rate T-bill plus 11 basis points	At Maturity	Goldman Sachs Bank USA	3/2026	50,000,000	4,006,101	0	4,006,101
Bloomberg Commodity Index 3M Forward Total Return	Receives	At Maturity	3m Us Auction Rate T-bill plus 11 basis points	At Maturity	Merrill Lynch International	3/2026	100,000,000	8,011,518	0	8,011,518
Bloomberg Commodity Index 3M Forward Total Return	Receives	At Maturity	3m Us Auction Rate T-bill plus 11 basis points	At Maturity	Citibank NA	3/2026	76,000,000	6,089,274	0	6,089,274
Bloomberg Commodity Index 3M Forward Total Return	Receives	At Maturity	3m Us Auction Rate T-bill plus 11 basis points	At Maturity	Royal Bank of Canada	3/2026	90,000,000	7,210,366	0	7,210,366
Bloomberg Commodity Index 3M Forward Total Return	Receives	At Maturity	3m Us Auction Rate T-bill plus 11 basis points	At Maturity	Merrill Lynch International	4/2026	100,000,000	9,578,283	0	9,578,283
Bloomberg Commodity Index 3M Forward Total Return	Receives	At Maturity	3m Us Auction Rate T-bill plus 11 basis points	At Maturity	Royal Bank of Canada	4/2026	75,000,000	7,183,712	0	7,183,712
Bloomberg Commodity Index 3M Forward Total Return	Receives	At Maturity	3m Us Auction Rate T-bill plus 11 basis points	At Maturity	JPMorgan Chase Bank NA	4/2026	50,000,000	4,789,141	0	4,789,141
Bloomberg Commodity Index 3M Forward Total Return	Receives	At Maturity	3m Us Auction Rate T-bill plus 11 basis points	At Maturity	Goldman Sachs Bank USA	4/2026	60,000,000	5,747,348	0	5,747,348
Bloomberg Commodity Index 3M Forward Total Return	Receives	At Maturity	3m Us Auction Rate T-bill plus 11 basis points	At Maturity	Citibank NA	4/2026	50,000,000	4,789,456	0	4,789,456
Bloomberg Commodity Index 3M Forward Total Return	Receives	At Maturity	3m Us Auction Rate T-bill plus 11 basis points	At Maturity	Canadian Imperial Bank of Commerce	4/2026	49,000,000	4,693,667	0	4,693,667
Bloomberg Commodity Index 3M Forward Total Return	Receives	At Maturity	3m Us Auction Rate T-bill plus 11 basis points	At Maturity	Merrill Lynch International	4/2026	25,000,000	2,668,326	0	2,668,326
Bloomberg Commodity Index 3M Forward Total Return	Receives	At Maturity	3m Us Auction Rate T-bill plus 11 basis points	At Maturity	JPMorgan Chase Bank NA	4/2026	51,000,000	5,443,386	0	5,443,386
Bloomberg Commodity Index 3M Forward Total Return	Receives	At Maturity	3m Us Auction Rate T-bill plus 11 basis points	At Maturity	Merrill Lynch International	3/2026	60,000,000	5,734,407	0	5,734,407
Bloomberg Commodity Index 3M Forward Total Return	Receives	At Maturity	3m Us Auction Rate T-bill plus 11 basis points	At Maturity	Citibank NA	4/2026	58,000,000	5,840,016	0	5,840,016
Bloomberg Commodity Index 3M Forward Total Return	Receives	At Maturity	3m Us Auction Rate T-bill plus 11 basis points	At Maturity	Royal Bank of Canada	4/2026	125,000,000	11,757,943	0	11,757,943
Bloomberg Commodity Index 3M Forward Total Return	Receives	At Maturity	3m Us Auction Rate T-bill plus 11 basis points	At Maturity	Canadian Imperial Bank of Commerce	4/2026	54,000,000	5,079,742	0	5,079,742
Bloomberg Commodity Index 3M Forward Total Return	Receives	At Maturity	3m Us Auction Rate T-bill plus 11 basis points	At Maturity	JPMorgan Chase Bank NA	4/2026	103,000,000	9,688,545	0	9,688,545
Bloomberg Commodity Index 3M Forward Total Return	Receives	At Maturity	3m Us Auction Rate T-bill plus 11 basis points	At Maturity	Merrill Lynch International	4/2026	125,000,000	11,757,943	0	11,757,943
Bloomberg Commodity Index 3M Forward Total Return	Receives	At Maturity	3m Us Auction Rate T-bill plus 11 basis points	At Maturity	Royal Bank of Canada	4/2026	59,000,000	3,247,339	0	3,247,339
Bloomberg Commodity Index 3M Forward Total Return	Receives	At Maturity	3m Us Auction Rate T-bill plus 11 basis points	At Maturity	Goldman Sachs Bank USA	4/2026	33,000,000	2,110,379	0	2,110,379
Bloomberg Commodity Index 3M Forward Total Return	Receives	At Maturity	3m Us Auction Rate T-bill plus 11 basis points	At Maturity	JPMorgan Chase Bank NA	4/2026	61,000,000	3,900,811	0	3,900,811
Bloomberg Commodity Index 3M Forward Total Return	Receives	At Maturity	3m Us Auction Rate T-bill plus 11 basis points	At Maturity	Goldman Sachs Bank USA	4/2026	34,000,000	678,780	0	678,780
TOTAL RETURN SWAPS								157,903,798	0	157,903,798

Legend

(a)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b)	Amount is stated in United States dollars unless otherwise noted.
(c)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $33,143,451.
(d)	Security or a portion of the security has been segregated as collateral for over the counter (OTC) derivatives. At period end, the value of securities pledged amounts to $15,801,769.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	500,489,618	2,071,317,276	342,640,714	18,583,026	(10,394)	(131,380)	2,229,024,406	2,228,578,691	3.9%
Total	500,489,618	2,071,317,276	342,640,714	18,583,026	(10,394)	(131,380)	2,229,024,406

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Consolidated Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of January 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Consolidated Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

U.S. Treasury Obligations	176,389,057	-	176,389,057	-

Money Market Funds	2,229,024,406	2,229,024,406	-	-
Total Investments in Securities:	2,405,413,463	2,229,024,406	176,389,057	-
Derivative Instruments:

Assets
Futures Contracts	41,833,660	41,833,660	-	-
Swaps	157,903,798	-	157,903,798	-
Total Assets	199,737,458	41,833,660	157,903,798	-

Liabilities
Futures Contracts	(6,137,708)	(6,137,708)	-	-
Total Liabilities	(6,137,708)	(6,137,708)	-	-
Total Derivative Instruments:	193,599,750	35,695,952	157,903,798	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of January 31, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Consolidated Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Commodity Risk
Futures Contracts (a)	41,833,660	(6,137,708)
Swaps (b)	157,903,798	-
Total Commodity Risk	199,737,458	(6,137,708)
Total Value of Derivatives	199,737,458	(6,137,708)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Consolidated Schedule of Investments. In the Consolidated Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
(b)For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Consolidated Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-item(s).
The following table is a summary of the Fund's derivatives inclusive of potential netting arrangements.

Counterparty	Value of Derivative Assets ($)	Value of Derivative Liabilities ($)	Collateral Received(a) ($)	Collateral Pledged(a) ($)	Net(b) ($)
Canadian Imperial Bank of Commerce	13,779,510	-	(5,442,450)	-	8,337,060
Citibank NA	16,718,746	-	-	-	16,718,746
Goldman Sachs Bank USA	12,542,608	-	(12,542,608)	-	-
JPMorgan Chase Bank NA	30,150,982	-	(12,761,375)	-	17,389,607
Merrill Lynch International	47,852,027	-	(22,309,039)	-	25,542,988
Royal Bank of Canada	36,859,925	-	(30,959,657)	-	5,900,268
Total	$157,903,798	$-	$(84,015,129)	$-	$73,888,669

(a) Reflects collateral received from or pledged to an individual counterparty, excluding any excess or initial collateral amounts.
(b) Net represents the receivable / (payable) that would be due from / (to) the counterparty in an event of default. Netting may be allowed across transactions traded under the same legal agreement with the same legal entity. Please refer to Derivative Instruments - Risk Exposures and the Use of Derivative Instruments section in the accompanying Notes to Consolidated Financial Statements.
Consolidated Financial Statements (Unaudited)
Consolidated Statement of Assets and Liabilities
As of January 31, 2026 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $176,383,535)	$176,389,057
Fidelity Central Funds (cost $2,229,084,004)	2,229,024,406

Total Investment in Securities (cost $2,405,467,539)		$2,405,413,463
Receivable for fund shares sold		14,959,172
Distributions receivable from Fidelity Central Funds		6,818,367
Bi-lateral OTC swaps, at value		157,903,798
Total assets		2,585,094,800
Liabilities
Payable for fund shares redeemed	$72,882,877
Distributions payable	358
Payable for daily variation margin on futures contracts	12,482,572
Other payables and accrued expenses	2,512
Total liabilities		85,368,319
Net Assets		$2,499,726,481
Net Assets consist of:
Paid in capital		$2,359,314,818
Total accumulated earnings (loss)		140,411,663
Net Assets		$2,499,726,481
Net Asset Value, offering price and redemption price per share ($2,499,726,481 ÷ 23,754,830 shares)		$105.23
Consolidated Statement of Operations
Six months ended January 31, 2026 (Unaudited)
Investment Income
Interest		$1,781,355
Income from Fidelity Central Funds		18,583,026
Total income		20,364,381
Expenses
Custodian fees and expenses	$3,893
Independent trustees' fees and expenses	805
Subsidiary directors' fees	7,470
Legal	6,768
Total expenses before reductions	18,936
Expense reductions	(956)
Total expenses after reductions		17,980
Net Investment income (loss)		20,346,401
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	209
Fidelity Central Funds	(10,394)
Futures contracts	17,056,615
Swaps	32,719,392
Total net realized gain (loss)		49,765,822
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	6,899
Fidelity Central Funds	(131,380)
Futures contracts	36,754,090
Swaps	168,766,034
Total change in net unrealized appreciation (depreciation)		205,395,643
Net gain (loss)		255,161,465
Net increase (decrease) in net assets resulting from operations		$275,507,866
Consolidated Statement of Changes in Net Assets

	Six months ended January 31, 2026 (Unaudited)	Year ended July 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$20,346,401	$28,711,846
Net realized gain (loss)	49,765,822	(69,441,246)
Change in net unrealized appreciation (depreciation)	205,395,643	77,428,726
Net increase (decrease) in net assets resulting from operations	275,507,866	36,699,326
Distributions to shareholders	(18,900,563)	(66,399,671)

Share transactions
Proceeds from sales of shares	1,832,096,137	69,495,153
Reinvestment of distributions	18,900,563	66,399,671
Cost of shares redeemed	(148,560,170)	(1,759,188,614)

Net increase (decrease) in net assets resulting from share transactions	1,702,436,530	(1,623,293,790)
Total increase (decrease) in net assets	1,959,043,833	(1,652,994,135)

Net Assets
Beginning of period	540,682,648	2,193,676,783
End of period	$2,499,726,481	$540,682,648

Other Information
Shares
Sold	18,957,835	774,062
Issued in reinvestment of distributions	199,033	783,979
Redeemed	(1,382,013)	(18,986,261)
Net increase (decrease)	17,774,855	(17,428,220)

Consolidated Financial Highlights
Fidelity® Series Commodity Strategy Fund

	Six months ended January 31, 2026 (Unaudited)	Years ended July 31, 2025	2024	2023 A	2022 A	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$90.42	$93.71	$102.93	$250.50	$282.50	$203.00
Income from Investment Operations
Net investment income (loss) B,C	1.88	4.25	5.24	4.47	.50	- D
Net realized and unrealized gain (loss)	15.54	3.44	(10.26)	(16.96)	53.00	80.50
Total from investment operations	17.42	7.69	(5.02)	(12.49)	53.50	80.50
Distributions from net investment income	(2.61)	(10.98)	(4.20)	(135.08)	(85.50)	(1.00)
Total distributions	(2.61)	(10.98)	(4.20)	(135.08)	(85.50)	(1.00)
Net asset value, end of period	$105.23	$90.42	$93.71	$102.93	$250.50	$282.50
Total Return E,F	19.61%	9.24%	(5.01)%	(8.29)%	26.51%	39.82%
Ratios to Average Net Assets C,G,H
Expenses before reductions I	-% J	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any I	- % J	-%	-%	-%	-%	-%
Expenses net of all reductions, if any I	-% J	-%	-%	-%	-%	-%
Net investment income (loss)	3.92% J	4.66%	5.42%	3.89%	.26%	.07%
Supplemental Data
Net assets, end of period (000 omitted)	$2,499,726	$540,683	$2,193,677	$1,856,179	$3,483,320	$7,474,716
Portfolio turnover rate K	0 % J	0%	0%	0%	0%	0%

APer share amounts have been adjusted to reflect the impact of the 1 for 50 reverse share split that occurred on November 18, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.0005 per share.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAmount represents less than .005%.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Consolidated Financial Statements
 (Unaudited)
For the period ended January 31, 2026

1. Organization.
Fidelity Series Commodity Strategy Fund (the Fund) is a fund of Fidelity Oxford Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds, Fidelity managed 529 plans, and Fidelity managed collective investment trusts. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Consolidated Subsidiary.
The Funds included in the table below hold certain commodity-related investments through a wholly owned subsidiary (the "Subsidiary"). As of period end, the investments in the Subsidiaries, were as follows:

	Subsidiary Name	Net Assets of Subsidiary ($)	% of Fund's Total Assets
Fidelity Series Commodity Strategy Fund	Geode Series Commodity Return Cayman Ltd.	414,758,030	16.0

The financial statements have been consolidated to include the Subsidiary accounts where applicable. Accordingly, all inter-company transactions and balances have been eliminated.
3. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by FMR and its affiliates. The Consolidated Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
4. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the consolidated financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the consolidated financial statements and consolidated financial highlights. Subsequent events, if any, through the date that the consolidated financial statements were issued have been evaluated in the preparation of the consolidated financial statements. The Fund's Consolidated Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as movements in the underlying index, interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price or official closing price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in commodities are valued at their last traded price prior to 4:00 p.m. Eastern time each business day and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2026 is included at the end of the Fund's Consolidated Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying consolidated financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary's income. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the consolidated financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to controlled foreign corporations and capital loss carryforwards.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$199,937,380
Gross unrealized depreciation	6,391,706
Net unrealized appreciation (depreciation)	$206,329,086
Tax cost	$2,405,467,539
Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(85,405,774)
Long-term	(28,099,556)
Total capital loss carryforward	$(113,505,330)
5. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were primarily used to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk:

Commodity Risk	Commodity risk is the risk that the value of a commodity will fluctuate as a result of changes in market prices.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as bi-lateral swaps, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. Upon entering into a swap, a fund is required to post an initial collateral amount (referred to as "Independent Amount"), as defined in the ISDA Master Agreement. A fund is required to post additional collateral for the benefit of counterparties to meet the counterparty's unrealized appreciation on outstanding swap contracts and any such posted collateral is identified on the Consolidated Schedule of Investments. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Consolidated Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange's clearinghouse. A summary of derivatives inclusive of potential netting arrangements is presented at the end of the Consolidated Schedule of Investments.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Consolidated Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Consolidated Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)(S)	Change in Net Unrealized Appreciation (Depreciation)($)
Commodity Risk
Futures Contracts	17,056,615	36,754,090
Swaps	32,719,392	168,766,034
Total Commodity Risk	49,776,007	205,520,124

A summary of the value of derivatives by primary risk exposure is included at the end of the Consolidated Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the commodities market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Consolidated Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Consolidated Statement of Operations.

Any open futures contracts at period end are presented in the Consolidated Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, unless an average notional amount is presented in the table below.

Average Notional Amount ($)
Fidelity Series Commodity Strategy Fund	253,088,711

Any securities deposited to meet initial margin requirements are identified in the Consolidated Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Consolidated Statement of Assets and Liabilities.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Consolidated Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any unamortized upfront premiums are presented in the Consolidated Schedule of Investments.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Consolidated Statement of Operations.

Any open swaps at period end are included in the Consolidated Schedule of Investments under the caption "Swaps", and is representative of volume of activity during the period, unless an average notional amount is presented in the table below.

Average Notional Amount ($)
Fidelity Series Commodity Strategy Fund	969,666,667

Total Return Swaps. Total return swaps are agreements between counterparties to exchange cash flows, one based on a market-linked return of an individual asset or a basket of assets (i.e., an index), and the other on a fixed or floating rate. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting payment obligation, a fund will receive a payment from or make a payment to the counterparty at the specified payment frequency. A fund enters into total return swaps to manage its market exposure.
6. Fees and Other Transactions with Affiliates.
Management Fee and Administration Agreement. Geode Capital Management, LLC (the investment adviser) provides the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

FMR provides administrative services to the Fund and the investment adviser pays for these services.

The investment adviser also provides investment management services to the Subsidiary. The Subsidiary does not pay the investment adviser a fee for these services. The Subsidiary pays certain other expenses including custody and directors' fees.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $956.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by FMR or its affiliates were the owners of record of all of the outstanding shares of the Fund.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the consolidated financial statements for each Fund as part of Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Series Commodity Strategy Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract (the Advisory Contract) with Geode Capital Management, LLC (Geode) and the fund's administration agreement with Fidelity Management & Research Company LLC (FMR). The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contract and administration agreement throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contract, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contract before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contract. Members of the Board may also meet from time to time with trustees of other Fidelity U.S. registered funds (Fidelity funds) through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contract and administration agreement. In reaching its determination, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contract was in the best interests of the fund and its shareholders and the fact that no fee is payable under the Advisory Contract was fair and reasonable in light of all of the surrounding circumstances. The Board's decision to renew the fund's Advisory Contract was not based on any single factor and the factors may have been weighed differently by individual Trustees.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Geode. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Geode's investment staff, such as size, education, experience, and resources, as well as Geode's approach to recruiting, managing, and compensating investment personnel. The Board considered that Geode's investment professionals have extensive resources, tools, and capabilities so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. The Board also noted the extensive resources devoted by Fidelity to providing non-advisory services to the fund. The Board considered that Geode has established a Geode Fair Valuation Committee and undertaken compliance-related efforts in connection with Geode's designation as the fund's "valuation designee" pursuant to Rule 2a-5 under the Investment Company Act. Additionally, in its deliberations, the Board considered Geode's trading, risk management, compliance, technology and operations capabilities and resources, which are integral parts of the investment management process.
Administrative Services. The Board considered (i) the nature, extent, quality, and cost of administrative services performed by Fidelity under separate agreements covering administration, transfer agency, and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity and derivatives risk management. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
Investment Performance. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance. In this regard, the Board noted that the fund is designed to offer an investment option for other investment companies, collective investment trusts, and 529 plans managed by Fidelity and ultimately to enhance the performance of those investment companies, collective investment trusts, and 529 plans.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contract should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board considered that while the fund does not pay a management fee, FMR pays Geode an asset-based management fee for providing services to the fund. The Board also noted that FMR or an affiliate undertakes to pay all operating expenses of the fund, except transfer agent fees, 12b-1 fees, Independent Trustee fees and expenses, custodian fees and expenses, proxy and shareholder meeting expenses, interest, taxes, and extraordinary expenses (such as litigation expenses). The Board further noted that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable.
The Board further considered that Geode has contractually agreed to reimburse the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.003% through November 30, 2028.
Based on its review, the Board concluded that the management fee received by Geode for providing services to the fund and the fund's total expense ratio were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Geode in managing the fund. The Board also considered the level of Fidelity's profits in respect of the fund and all the Fidelity funds.
On an annual basis, Geode presents to the Board information about the profitability of its relationship with the fund. In addition, a public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's and Geode's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's and Geode's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board concluded that the costs of the services provided by and the profits realized by Geode and Fidelity in connection with the operation of the fund were not material factors in the Board's decision to renew the Advisory Contract because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund, with limited exceptions.
Economies of Scale. The Board concluded that because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund with certain limited exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contract.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds and asset classes, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) information about the role of fund profitability in considering changes to the fund lineup; (vi) the types of management fee and total expense comparisons provided, and challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, bond funds, allocation funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contract should be renewed through September 30, 2026.

1.899302.116
SCR-S-SANN-0426
Fidelity® SAI Inflation-Focused Fund

Semi-Annual Report
January 31, 2026

Offered exclusively to certain clients of Strategic Advisers LLC or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers LLC, an affiliate of Fidelity Management & Research Company LLC.
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® SAI Inflation-Focused Fund
Consolidated Schedule of Investments January 31, 2026 (Unaudited)
Showing Percentage of Net Assets
U.S. Treasury Obligations - 7.7%
	Yield (%) (a)	Principal Amount (b)	Value ($)
US Treasury Bills 0% 3/5/2026 (c)	3.65	80,000,000	79,751,707
US Treasury Bills 0% 4/16/2026 (c)	3.60	300,000,000	297,815,476
TOTAL U.S. TREASURY OBLIGATIONS (Cost $377,544,315)			377,567,183

Money Market Funds - 93.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (d) (Cost $4,542,183,316)	3.70	4,541,275,060	4,542,183,315

TOTAL INVESTMENT IN SECURITIES - 100.8% (Cost $4,919,727,631)	4,919,750,498
NET OTHER ASSETS (LIABILITIES) - (0.8)%	(37,509,468)
NET ASSETS - 100.0%	4,882,241,030

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Commodity Contracts
CBOT Corn Contracts (United States)	3,588	3/2026	76,828,050	(1,452,876)
CBOT Corn Contracts (United States)	3,520	5/2026	76,692,000	(2,113,911)
CBOT KC Hard Red Winter Wheat Contracts (United States)	992	3/2026	27,019,600	1,401,627
CBOT KC Hard Red Winter Wheat Contracts (United States)	967	5/2026	26,834,250	1,214,446
CBOT Soybean Contracts (United States)	1,462	3/2026	77,796,675	(2,900,210)
CBOT Soybean Contracts (United States)	1,439	5/2026	77,490,150	(961,531)
CBOT Soybean Meal Contracts (United States)	1,399	3/2026	41,074,640	(3,860,386)
CBOT Soybean Meal Contracts (United States)	1,378	5/2026	40,995,500	(1,424,670)
CBOT Soybean Oil Contracts (United States)	1,386	3/2026	44,498,916	3,593,057
CBOT Soybean Oil Contracts (United States)	1,367	5/2026	44,340,012	3,068,624
CBOT Wheat Contracts (United States)	1,533	3/2026	41,237,700	1,589,173
CBOT Wheat Contracts (United States)	1,498	5/2026	40,895,400	1,734,833
CEC Copper Contracts (United States)	641	3/2026	94,900,050	11,342,490
CEC Copper Contracts (United States)	633	5/2026	94,601,850	9,533,626
CEC Gold Bullion Contracts (United States)	483	6/2026	236,592,720	14,528,602
CEC Gold Bullion Contracts (United States)	486	4/2026	236,225,160	20,650,783
CEC Silver Bullion Contracts (United States)	160	3/2026	66,282,255	24,757,829
CEC Silver Bullion Contracts (United States)	158	5/2026	66,059,800	12,336,006
CME Lean Hogs Contracts (United States)	617	6/2026	26,635,890	862,296
CME Lean Hogs Contracts (United States)	706	4/2026	26,870,360	1,887,202
CME Live Cattle Contracts (United States)	594	4/2026	56,263,680	2,410,664
CME Live Cattle Contracts (United States)	607	6/2026	56,262,830	109,800
ICE Brent Crude Oil Contracts (United Kingdom)	6,932	5/2026	471,168,040	43,187,693
ICE Brent Crude Oil Contracts (United Kingdom)	6,920	3/2026	478,518,000	63,272,165
ICE Cocoa Contracts (United States)	401	5/2026	16,946,260	(5,683,482)
ICE Cocoa Contracts (United States)	404	3/2026	16,826,600	(5,720,153)
ICE Coffee C Contracts (United States)	318	3/2026	39,620,813	(3,914,696)
ICE Coffee Contracts (United States)	333	5/2026	39,379,331	(1,575,963)
ICE Cotton No 2 Contracts (United States)	693	5/2026	22,498,245	(53,466)
ICE Cotton No 2 Contracts (United States)	709	3/2026	22,393,765	(131,580)
ICE Gas Oil Contracts (United Kingdom)	2,386	5/2026	164,277,150	21,924,627
ICE Low Sulpur Gas Oil Contracts (United Kingdom)	2,345	3/2026	169,779,650	20,120,747
ICE Sugar No 11 Contracts (United States)	2,507	2/2026	40,067,877	(777,885)
ICE Sugar No 11 Contracts (United States)	2,567	4/2026	39,790,554	(1,622,989)
LME Aluminum Contracts (United Kingdom)	398	7/2026	31,293,248	2,426,477
LME Aluminum Contracts (United Kingdom)	2,118	3/2026	166,152,335	19,506,155
LME Aluminum Contracts (United Kingdom)	1,279	5/2026	100,594,949	9,409,883
LME Lead Contracts (United Kingdom)	182	7/2026	9,305,569	(123,178)
LME Lead Contracts (United Kingdom)	111	9/2026	5,751,188	52,210
LME Lead Contracts (United Kingdom)	494	3/2026	24,590,332	(166,209)
LME Lead Contracts (United Kingdom)	375	5/2026	18,950,906	(122,516)
LME Nickel Contracts (United Kingdom)	155	7/2026	16,838,208	2,814,158
LME Nickel Contracts (United Kingdom)	853	3/2026	91,360,958	14,518,566
LME Nickel Contracts (United Kingdom)	487	5/2026	52,574,377	7,630,250
LME Zinc Contracts (United Kingdom)	194	7/2026	16,411,285	1,476,498
LME Zinc Contracts (United Kingdom)	1,575	3/2026	134,343,563	16,960,353
LME Zinc Contracts (United Kingdom)	628	5/2026	53,415,639	5,529,691
NYMEX Gasoline RBOB Contracts (United States)	1,473	2/2026	120,570,647	8,254,700
NYMEX Gasoline RBOB Contracts (United States)	1,300	4/2026	119,246,400	12,470,251
NYMEX Heating Oil Contracts (United States)	1,239	2/2026	132,847,810	15,220,845
NYMEX Heating Oil Contracts (United States)	1,272	4/2026	126,524,059	11,811,704
NYMEX Natural Gas Contracts (United States)	5,603	6/2026	244,851,100	30,079,240
NYMEX WTI Crude Contracts (United States)	5,796	2/2026	381,260,880	47,525,121
NYMEX WTI Crude Contracts (United States)	5,815	4/2026	376,637,550	49,139,293

TOTAL LONG				481,745,984

SHORT

Commodity Contracts
LME Aluminum Contracts (United Kingdom)	398	7/2026	31,293,248	(2,101,498)
LME Aluminum Contracts (United Kingdom)	524	5/2026	41,213,255	(2,782,602)
LME Aluminum Contracts (United Kingdom)	1,360	3/2026	106,688,940	(10,528,547)
LME Lead Contracts (United Kingdom)	182	7/2026	9,305,569	(86,439)
LME Lead Contracts (United Kingdom)	111	9/2026	5,751,188	(92,047)
LME Lead Contracts (United Kingdom)	108	5/2026	5,457,861	(16,736)
LME Lead Contracts (United Kingdom)	224	3/2026	11,150,272	204,198
LME Nickel Contracts (United Kingdom)	155	7/2026	16,838,208	(2,948,838)
LME Nickel Contracts (United Kingdom)	170	5/2026	18,352,452	(2,905,165)
LME Nickel Contracts (United Kingdom)	534	3/2026	57,194,316	(8,411,683)
LME Zinc Contracts (United Kingdom)	194	7/2026	16,411,285	(1,557,769)
LME Zinc Contracts (United Kingdom)	217	5/2026	18,457,315	(1,678,280)
LME Zinc Contracts (United Kingdom)	1,163	3/2026	99,200,993	(10,802,698)

TOTAL SHORT				(43,708,104)

TOTAL FUTURES CONTRACTS				438,037,880
The notional amount of long futures as a percentage of Net Assets is 109.0%.
The notional amount of short futures as a percentage of Net Assets is 9.0%.

Legend

(a)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b)	Amount is stated in United States dollars unless otherwise noted.
(c)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $354,375,455.
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	5,247,686,474	3,937,702,373	4,643,337,458	95,062,152	131,927	(1)	4,542,183,315	4,541,275,060	7.9%
Total	5,247,686,474	3,937,702,373	4,643,337,458	95,062,152	131,927	(1)	4,542,183,315

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Consolidated Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of January 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Consolidated Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

U.S. Treasury Obligations	377,567,183	-	377,567,183	-

Money Market Funds	4,542,183,315	4,542,183,315	-	-
Total Investments in Securities:	4,919,750,498	4,542,183,315	377,567,183	-
Derivative Instruments:

Assets
Futures Contracts	514,555,883	514,555,883	-	-
Total Assets	514,555,883	514,555,883	-	-

Liabilities
Futures Contracts	(76,518,003)	(76,518,003)	-	-
Total Liabilities	(76,518,003)	(76,518,003)	-	-
Total Derivative Instruments:	438,037,880	438,037,880	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of January 31, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Consolidated Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Commodity Risk
Futures Contracts (a)	514,555,883	(76,518,003)
Total Commodity Risk	514,555,883	(76,518,003)
Total Value of Derivatives	514,555,883	(76,518,003)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Consolidated Schedule of Investments. In the Consolidated Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Consolidated Financial Statements (Unaudited)
Consolidated Statement of Assets and Liabilities
As of January 31, 2026 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $377,544,315)	$377,567,183
Fidelity Central Funds (cost $4,542,183,316)	4,542,183,315

Total Investment in Securities (cost $4,919,727,631)		$4,919,750,498
Receivable for fund shares sold		5,669,360
Distributions receivable from Fidelity Central Funds		12,450,370
Prepaid expenses		3,443
Other receivables		3
Total assets		4,937,873,674
Liabilities
Payable for fund shares redeemed	$6,671,064
Accrued management fee	1,407,415
Payable for daily variation margin on futures contracts	47,515,832
Other payables and accrued expenses	38,333
Total liabilities		55,632,644
Net Assets		$4,882,241,030
Net Assets consist of:
Paid in capital		$4,606,286,471
Total accumulated earnings (loss)		275,954,559
Net Assets		$4,882,241,030
Net Asset Value, offering price and redemption price per share ($4,882,241,030 ÷ 50,524,630 shares)		$96.63
Consolidated Statement of Operations
Six months ended January 31, 2026 (Unaudited)
Investment Income
Interest		$10,110,106
Income from Fidelity Central Funds		95,062,152
Total income		105,172,258
Expenses
Management fee	$9,789,802
Custodian fees and expenses	485
Independent trustees' fees and expenses	6,301
Registration fees	99,480
Audit fees	33,312
Subsidiary directors' fees	7,470
Legal	3,242
Miscellaneous	8,841
Total expenses before reductions	9,948,933
Expense reductions	(3)
Total expenses after reductions		9,948,930
Net Investment income (loss)		95,223,328
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	22,704
Fidelity Central Funds	131,927
Futures contracts	87,597,167
Total net realized gain (loss)		87,751,798
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	34,168
Fidelity Central Funds	(1)
Futures contracts	399,108,929
Total change in net unrealized appreciation (depreciation)		399,143,096
Net gain (loss)		486,894,894
Net increase (decrease) in net assets resulting from operations		$582,118,222
Consolidated Statement of Changes in Net Assets

	Six months ended January 31, 2026 (Unaudited)	Year ended July 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$95,223,328	$191,076,582
Net realized gain (loss)	87,751,798	33,974,870
Change in net unrealized appreciation (depreciation)	399,143,096	134,055,543
Net increase (decrease) in net assets resulting from operations	582,118,222	359,106,995
Distributions to shareholders	(343,321,771)	(191,786,297)

Share transactions
Proceeds from sales of shares	1,227,680,873	2,887,915,079
Reinvestment of distributions	271,446,179	144,328,382
Cost of shares redeemed	(2,586,600,299)	(1,742,445,712)

Net increase (decrease) in net assets resulting from share transactions	(1,087,473,247)	1,289,797,749
Total increase (decrease) in net assets	(848,676,796)	1,457,118,447

Net Assets
Beginning of period	5,730,917,826	4,273,799,379
End of period	$4,882,241,030	$5,730,917,826

Other Information
Shares
Sold	13,746,147	33,382,476
Issued in reinvestment of distributions	3,131,292	1,731,180
Redeemed	(29,507,546)	(19,977,040)
Net increase (decrease)	(12,630,107)	15,136,616

Share activity amounts in the Other Information section have been adjusted to reflect the impact of the reverse share split. See Organization note.
Consolidated Financial Highlights
Fidelity® SAI Inflation-Focused Fund

	Six months ended January 31, 2026 (Unaudited)	Years ended July 31, 2025	2024	2023 A	2022 A	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$90.74	$89.00	$94.90	$123.20	$132.10	$93.10
Income from Investment Operations
Net investment income (loss) B,C	1.64	3.64	4.32	3.20	8.90	5.00
Net realized and unrealized gain (loss)	10.35	2.14	(8.17)	(19.10)	18.10	37.20
Total from investment operations	11.99	5.78	(3.85)	(15.90)	27.00	42.20
Distributions from net investment income	(6.10)	(4.04)	(2.05)	(12.20)	(35.40)	(3.20)
Distributions from net realized gain	-	-	-	(.10)	(.50)	-
Total distributions	(6.10)	(4.04)	(2.05)	(12.40) D	(35.90)	(3.20)
Net asset value, end of period	$96.63	$90.74	$89.00	$94.90	$123.20	$132.10
Total Return E,F	14.07%	6.95%	(4.03)%	(13.81)%	27.48%	46.61%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.38% I	.39%	.39%	.39%	.40%	.40%
Expenses net of fee waivers, if any	.38 % I	.39%	.39%	.39%	.40%	.40%
Expenses net of all reductions, if any	.38% I	.39%	.39%	.39%	.40%	.40%
Net investment income (loss)	3.68% I	4.17%	4.80%	3.29%	7.18%	4.15%
Supplemental Data
Net assets, end of period (000 omitted)	$4,882,241	$5,730,918	$4,273,799	$2,854,320	$3,910,414	$1,768,220
Portfolio turnover rate J	0 % I	0%	0%	61%	135%	101%

APer share amounts have been adjusted to reflect the impact of the 1 for 10 reverse share split that occurred on September 22, 2023.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Consolidated Financial Statements
 (Unaudited)
For the period ended January 31, 2026

1. Organization.
Fidelity SAI Inflation-Focused Fund (the Fund) is a fund of Fidelity Oxford Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Strategic Advisers LLC or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

Effective September 22, 2023, the Fund underwent a 1 for 10 reverse share split. The effect of the reverse share split transaction was to divide the number of outstanding shares of the Fund by a split factor of 1:10, with a corresponding increase in net asset value (NAV) per share. This event does not impact the overall net assets of the Fund. The per share data presented in the Financial Highlights and Shares activity presented in the Consolidated Statement of Changes in Net Assets for prior fiscal years of the Fund have been retroactively adjusted to reflect this reverse share split.
2. Consolidated Subsidiary.
The Funds included in the table below hold certain commodity-related investments through a wholly owned subsidiary (the "Subsidiary"). As of period end, the investments in the Subsidiaries, were as follows:

	Subsidiary Name	Net Assets of Subsidiary ($)	% of Fund's Total Assets
Fidelity SAI Inflation-Focused Fund	Geode SAI Inflation-Focused Cayman Ltd.	852,988,165	17.3

The financial statements have been consolidated to include the Subsidiary accounts where applicable. Accordingly, all inter-company transactions and balances have been eliminated.
3. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by FMR and its affiliates. The Consolidated Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
4. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the consolidated financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the consolidated financial statements and consolidated financial highlights. Subsequent events, if any, through the date that the consolidated financial statements were issued have been evaluated in the preparation of the consolidated financial statements. The Fund's Consolidated Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price or official closing price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in commodities are valued at their last traded price prior to 4:00 p.m. Eastern time each business day and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2026 is included at the end of the Fund's Consolidated Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. For Treasury Inflation-Protected Securities (TIPS) the principal amount is adjusted daily to keep pace with inflation. Interest is accrued based on the adjusted principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Consolidated Statement of Operations. Such adjustments may result in negative Interest and may have a significant impact on the Fund's distributions.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying consolidated financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary's income. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the consolidated financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to controlled foreign corporations and capital loss carryforwards.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$514,578,750
Gross unrealized depreciation	(76,518,003)
Net unrealized appreciation (depreciation)	$438,060,747
Tax cost	$4,919,727,631

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(111,338,474)
Long-term	(115,643,872)
Total capital loss carryforward	$(226,982,346)

Due to large subscriptions and redemptions in prior periods, the Fund is subject to annual limits on its use of some of its unrealized capital losses to offset capital gains in future periods. If those capital losses are realized and the limitation prevents the Fund from using any of those capital losses in the future period, those capital losses will be available to offset capital gains in subsequent periods.
5. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were primarily used to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk:

Commodity Risk	Commodity risk is the risk that the value of a commodity will fluctuate as a result of changes in market prices.
Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange's clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Consolidated Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the commodities market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Consolidated Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Consolidated Statement of Operations.

Any open futures contracts at period end are presented in the Consolidated Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, unless an average notional amount is presented in the table below.

Average Notional Amount ($)
Fidelity SAI Inflation-Focused Fund	6,425,369,495

Any securities deposited to meet initial margin requirements are identified in the Consolidated Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Consolidated Statement of Assets and Liabilities.
6. Fees and Other Transactions with Affiliates.
Management Fee and Administration Agreement. Geode Capital Management, LLC (the investment adviser) provides the Fund with investment management services for which the Fund pays a monthly management fee that is based on an annual rate of .38% of the Fund's average net assets.

Fidelity Management & Research Company LLC (FMR) provides administrative services to the Fund and the investment adviser pays for these services.

The investment adviser also provides investment management services to the Subsidiary. The Subsidiary does not pay the investment adviser a fee for these services. The Subsidiary pays certain other expenses including custody and directors' fees.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Consolidated Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity SAI Inflation-Focused Fund	4,544
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $3.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the consolidated financial statements for each Fund as part of Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity SAI Inflation-Focused Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract (the Advisory Contract) with Geode Capital Management, LLC (Geode) and the fund's administration agreement with Fidelity Management & Research Company LLC (FMR). The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contract and administration agreement throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contract, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contract before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contract. Members of the Board may also meet from time to time with trustees of other Fidelity U.S. registered funds (Fidelity funds) through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contract and administration agreement. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by Geode from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contract was not based on any single factor and the factors may have been weighed differently by individual Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contract was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contract was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of Geode, and also considered Geode's implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Geode. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Geode's investment staff, such as size, education, experience, and resources, as well as Geode's approach to recruiting, training, managing, and compensating investment personnel. The Board considered that Geode's investment professionals have extensive resources, tools, and capabilities so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. The Board also noted the extensive resources devoted by Fidelity to providing non-advisory services to the fund. The Board considered that Geode has established a Geode Fair Valuation Committee and undertaken compliance-related efforts in connection with Geode's designation as the fund's "valuation designee" pursuant to Rule 2a-5 under the Investment Company Act. Additionally, in its deliberations, the Board considered Geode's trading, risk management, compliance, technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of administrative and shareholder services performed by Fidelity under separate agreements covering administration, transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity and derivatives risk management. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account and market information over the Internet, via the Fidelity mobile app and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of Geode, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate index (benchmark index). The Board also considered information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Geode or Fidelity the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contract should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and total expense ratio, the Board considered the fund's management fee rate as well as other fund expenses paid by Geode under the fund's management contract. The Board further noted that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable. The Board also noted that Geode may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the funds and classes within the total peer group; (ii) gross management fee comparisons of the fund relative to a subset of non-Fidelity funds in the total peer group that are similar in size to the fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of the fund relative to the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of the fund relative to the asset-sized peer group. The asset-sized peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the total peer group for 2024 and below the competitive median of the asset-sized peer group for 2024. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked below the competitive median of the total peer group for 2024 and below the competitive median of the asset-sized peer group for 2024.
Other Contractual Arrangements. The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.50% through November 30, 2026.
Fees Charged to Other Geode and Fidelity Clients. The Board also considered information, including fee rates, about management services provided by Geode to other clients, if any, in the same strategy as the fund. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity other than the fund, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar investment mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Geode in managing the fund and Fidelity in conducting the business of developing, marketing, distributing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of the fund and all the Fidelity funds.
On an annual basis, Geode presents to the Board information about the profitability of its relationship with the fund. In addition, Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's and Geode's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's and Geode's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Geode and Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management and/or servicing of the fund and other Fidelity funds, whether the Fidelity funds (including the fund) and their shareholders have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the findings of the committee.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds and asset classes, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) information about the role of fund profitability in considering changes to the fund lineup; (vi) the types of management fee and total expense comparisons provided, and challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, bond funds, allocation funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstance and that the fund's Advisory Contract should be renewed through September 30, 2026.

1.9892163.107
IFF-SANN-0426
Fidelity® Commodity Strategy Fund

Semi-Annual Report
January 31, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
"BLOOMBERG ®" and the Bloomberg indices listed herein (the "Indices") are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited ("BISL"), the administrator of the Indices (collectively, "Bloomberg") and have been licensed for use for certain purposes by Fidelity. Bloomberg is not affiliated with Fidelity, and Bloomberg does not approve, endorse, review, or recommend the fund. Bloomberg does not guarantee the timeliness, accuracy, or completeness of any data or information relating to the fund.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Commodity Strategy Fund
Consolidated Schedule of Investments January 31, 2026 (Unaudited)
Showing Percentage of Net Assets
U.S. Treasury Obligations - 5.2%
	Yield (%) (a)	Principal Amount (b)	Value ($)
US Treasury Bills 0% 3/12/2026 (c)	3.57 to 3.60	1,200,000	1,195,396
US Treasury Bills 0% 3/5/2026 (c)	3.55 to 3.65	1,100,000	1,096,586
US Treasury Bills 0% 4/16/2026 (c)(d)	3.60	4,000,000	3,970,873
US Treasury Bills 0% 4/23/2026 (c)(d)	3.61	1,900,000	1,884,913
TOTAL U.S. TREASURY OBLIGATIONS (Cost $8,147,269)			8,147,768

Money Market Funds - 88.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e) (Cost $138,329,048)	3.70	138,300,910	138,328,570

TOTAL INVESTMENT IN SECURITIES - 93.5% (Cost $146,476,317)	146,476,338
NET OTHER ASSETS (LIABILITIES) - 6.5%	10,238,767
NET ASSETS - 100.0%	156,715,105

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Commodity Contracts
CBOT Corn Contracts (United States)	145	7/2026	3,204,500	(55,631)
CBOT KC Hard Red Winter Wheat Contracts (United States)	39	7/2026	1,106,625	27,023
CBOT Soybean Contracts (United States)	59	7/2026	3,216,975	24,609
CBOT Soybean Meal Contracts (United States)	56	7/2026	1,694,560	(35,374)
CBOT Soybean Oil Contracts (United States)	56	7/2026	1,827,504	110,756
CBOT Wheat Contracts (United States)	61	7/2026	1,695,038	50,066
CEC Copper Contracts (United States)	25	7/2026	3,777,600	(18,595)
CEC Gold Bullion Contracts (United States)	20	6/2026	9,773,260	1,087,745
CEC Silver Bullion Contracts (United States)	6	7/2026	2,486,100	(95,776)
CME Lean Hogs Contracts (United States)	31	6/2026	1,338,270	90,111
CME Live Cattle Contracts (United States)	24	6/2026	2,224,560	86,454
ICE Brent Crude Oil Contracts (United Kingdom)	81	5/2026	5,503,620	454,795
ICE Cocoa Contracts (United States)	17	7/2026	726,410	(208,863)
ICE Coffee C Contracts (United States)	12	7/2026	1,390,500	(108,580)
ICE Cotton No 2 Contracts (United States)	29	7/2026	964,975	(14,805)
ICE Gas Oil Contracts (United Kingdom)	28	7/2026	1,877,500	143,053
ICE Sugar No 11 Contracts (United States)	103	6/2026	1,597,736	(74,902)
LME Aluminum Contracts (United Kingdom)	30	7/2026	2,358,788	(13,711)
LME Aluminum Contracts (United Kingdom)	34	5/2026	2,674,143	212,551
LME Aluminum Contracts (United Kingdom)	58	3/2026	4,549,970	631,351
LME Lead Contracts (United Kingdom)	11	7/2026	562,425	(11,182)
LME Lead Contracts (United Kingdom)	9	5/2026	454,822	(14,593)
LME Lead Contracts (United Kingdom)	16	3/2026	796,448	(17,868)
LME Nickel Contracts (United Kingdom)	12	7/2026	1,303,603	6,826
LME Nickel Contracts (United Kingdom)	12	5/2026	1,295,467	200,563
LME Nickel Contracts (United Kingdom)	23	3/2026	2,463,426	332,291
LME Zinc Contracts (United Kingdom)	17	7/2026	1,438,102	68,289
LME Zinc Contracts (United Kingdom)	15	5/2026	1,275,851	129,866
LME Zinc Contracts (United Kingdom)	27	3/2026	2,303,033	297,375
NYMEX Gasoline RBOB Contracts (United States)	17	6/2026	1,538,137	87,355
NYMEX Heating Oil Contracts (United States)	15	6/2026	1,450,966	107,497
NYMEX Natural Gas Contracts (United States)	144	6/2026	6,289,470	1,347,931
NYMEX WTI Crude Contracts (United States)	69	6/2026	4,406,400	303,529

TOTAL LONG				5,130,156

SHORT

Commodity Contracts
LME Aluminum Contracts (United Kingdom)	34	5/2026	2,674,143	(3,648)
LME Aluminum Contracts (United Kingdom)	58	3/2026	4,549,970	(390,580)
LME Lead Contracts (United Kingdom)	9	5/2026	454,822	10,752
LME Lead Contracts (United Kingdom)	16	3/2026	796,448	27,713
LME Nickel Contracts (United Kingdom)	12	5/2026	1,295,467	(8,180)
LME Nickel Contracts (United Kingdom)	23	3/2026	2,463,426	(375,883)
LME Zinc Contracts (United Kingdom)	15	5/2026	1,275,851	(74,559)
LME Zinc Contracts (United Kingdom)	27	3/2026	2,303,033	(239,508)

TOTAL SHORT				(1,053,893)

TOTAL FUTURES CONTRACTS				4,076,263
The notional amount of long futures as a percentage of Net Assets is 50.8%.
The notional amount of short futures as a percentage of Net Assets is 10.1%.

Total Return Swaps
Underlying Reference	Pay/ Receive Reference	Reference Payment Frequency	Financing Rate	Financing Frequency	Counterparty	Maturity Date	Notional Amount ($)	Value ($)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
Bloomberg Commodity Index 3M Forward Total Return	Receives	At Maturity	3m Us Auction Rate T-bill plus 11 basis points	At Maturity	Goldman Sachs Bank USA	2/2026	4,000,000	440,480	0	440,480
Bloomberg Commodity Index 3M Forward Total Return	Receives	At Maturity	3m Us Auction Rate T-bill plus 11 basis points	At Maturity	Merrill Lynch International	2/2026	15,000,000	1,651,622	0	1,651,622
Bloomberg Commodity Index 3M Forward Total Return	Receives	At Maturity	3m Us Auction Rate T-bill plus 11 basis points	At Maturity	Royal Bank of Canada	2/2026	15,000,000	1,643,813	0	1,643,813
Bloomberg Commodity Index 3M Forward Total Return	Receives	At Maturity	3m Us Auction Rate T-bill plus 11 basis points	At Maturity	Citibank NA	2/2026	4,000,000	437,276	0	437,276
Bloomberg Commodity Index 3M Forward Total Return	Receives	At Maturity	3m Us Auction Rate T-bill plus 11 basis points	At Maturity	JPMorgan Chase Bank NA	2/2026	12,000,000	1,388,594	0	1,388,594
Bloomberg Commodity Index 3M Forward Total Return	Receives	At Maturity	3m Us Auction Rate T-bill plus 11 basis points	At Maturity	Goldman Sachs Bank USA	3/2026	4,000,000	349,616	0	349,616
Bloomberg Commodity Index 3M Forward Total Return	Receives	At Maturity	3m Us Auction Rate T-bill plus 11 basis points	At Maturity	Citibank NA	5/2026	6,000,000	187,717	0	187,717
Bloomberg Commodity Index 3M Forward Total Return	Receives	At Maturity	3m Us Auction Rate T-bill plus 11 basis points	At Maturity	Goldman Sachs Bank USA	5/2026	6,000,000	187,717	0	187,717
Bloomberg Commodity Index 3M Forward Total Return	Receives	At Maturity	3m Us Auction Rate T-bill plus 11 basis points	At Maturity	Royal Bank of Canada	4/2026	5,000,000	156,424	0	156,424
Bloomberg Commodity Index 3M Forward Total Return	Receives	At Maturity	3m Us Auction Rate T-bill plus 11 basis points	At Maturity	Merrill Lynch International	4/2026	10,000,000	312,847	0	312,847
Bloomberg Commodity Index 3M Forward Total Return	Receives	At Maturity	3m Us Auction Rate T-bill plus 11 basis points	At Maturity	JPMorgan Chase Bank NA	5/2026	5,000,000	156,424	0	156,424
TOTAL RETURN SWAPS								6,912,530	0	6,912,530

Legend

(a)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b)	Amount is stated in United States dollars unless otherwise noted.
(c)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,399,038.
(d)	Security or a portion of the security has been segregated as collateral for over the counter (OTC) derivatives. At period end, the value of securities pledged amounts to $1,517,517.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	98,223,349	85,552,831	45,447,187	1,913,183	56	(479)	138,328,570	138,300,910	0.2%
Total	98,223,349	85,552,831	45,447,187	1,913,183	56	(479)	138,328,570

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Consolidated Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of January 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Consolidated Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

U.S. Treasury Obligations	8,147,768	-	8,147,768	-

Money Market Funds	138,328,570	138,328,570	-	-
Total Investments in Securities:	146,476,338	138,328,570	8,147,768	-
Derivative Instruments:

Assets
Futures Contracts	5,838,501	5,838,501	-	-
Swaps	6,912,530	-	6,912,530	-
Total Assets	12,751,031	5,838,501	6,912,530	-

Liabilities
Futures Contracts	(1,762,238)	(1,762,238)	-	-
Total Liabilities	(1,762,238)	(1,762,238)	-	-
Total Derivative Instruments:	10,988,793	4,076,263	6,912,530	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of January 31, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Consolidated Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Commodity Risk
Futures Contracts (a)	5,838,501	(1,762,238)
Swaps (b)	6,912,530	-
Total Commodity Risk	12,751,031	(1,762,238)
Total Value of Derivatives	12,751,031	(1,762,238)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Consolidated Schedule of Investments. In the Consolidated Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
(b)For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Consolidated Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-item(s).
The following table is a summary of the Fund's derivatives inclusive of potential netting arrangements.

Counterparty	Value of Derivative Assets ($)	Value of Derivative Liabilities ($)	Collateral Received(a) ($)	Collateral Pledged(a) ($)	Net(b) ($)
Citibank NA	624,993	-	-	-	624,993
Goldman Sachs Bank USA	977,813	-	(977,813)	-	-
JPMorgan Chase Bank NA	1,545,018	-	-	-	1,545,018
Merrill Lynch International	1,964,469	-	(720,714)	-	1,243,755
Royal Bank of Canada	1,800,237	-	(1,534,931)	-	265,306
Total	$6,912,530	$-	$(3,233,458)	$-	$3,679,072

(a) Reflects collateral received from or pledged to an individual counterparty, excluding any excess or initial collateral amounts.
(b) Net represents the receivable / (payable) that would be due from / (to) the counterparty in an event of default. Netting may be allowed across transactions traded under the same legal agreement with the same legal entity. Please refer to Derivative Instruments - Risk Exposures and the Use of Derivative Instruments section in the accompanying Notes to Consolidated Financial Statements.
Consolidated Financial Statements (Unaudited)
Consolidated Statement of Assets and Liabilities
As of January 31, 2026 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $8,147,269)	$8,147,768
Fidelity Central Funds (cost $138,329,048)	138,328,570

Total Investment in Securities (cost $146,476,317)		$146,476,338
Cash		1
Receivable for fund shares sold		4,434,936
Distributions receivable from Fidelity Central Funds		359,368
Bi-lateral OTC swaps, at value		6,912,530
Other receivables		110
Total assets		158,183,283
Liabilities
Payable for fund shares redeemed	$306,698
Accrued management fee	42,707
Payable for daily variation margin on futures contracts	1,095,491
Other affiliated payables	21,354
Other payables and accrued expenses	1,928
Total liabilities		1,468,178
Net Assets		$156,715,105
Net Assets consist of:
Paid in capital		$138,565,755
Total accumulated earnings (loss)		18,149,350
Net Assets		$156,715,105
Net Asset Value, offering price and redemption price per share ($156,715,105 ÷ 1,417,782 shares)		$110.54
Consolidated Statement of Operations
Six months ended January 31, 2026 (Unaudited)
Investment Income
Interest		$162,754
Income from Fidelity Central Funds		1,913,183
Total income		2,075,937
Expenses
Management fee	$206,735
Transfer agent fees	102,748
Custodian fees and expenses	935
Independent trustees' fees and expenses	113
Subsidiary directors' fees	7,470
Legal	4,700
Total expenses before reductions	322,701
Expense reductions	(58)
Total expenses after reductions		322,643
Net Investment income (loss)		1,753,294
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	568
Fidelity Central Funds	56
Futures contracts	4,438,116
Total net realized gain (loss)		4,438,740
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	681
Fidelity Central Funds	(479)
Futures contracts	6,319,986
Swaps	6,912,530
Total change in net unrealized appreciation (depreciation)		13,232,718
Net gain (loss)		17,671,458
Net increase (decrease) in net assets resulting from operations		$19,424,752
Consolidated Statement of Changes in Net Assets

	Six months ended January 31, 2026 (Unaudited)	Year ended July 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,753,294	$2,317,803
Net realized gain (loss)	4,438,740	(221,048)
Change in net unrealized appreciation (depreciation)	13,232,718	651,140
Net increase (decrease) in net assets resulting from operations	19,424,752	2,747,895
Distributions to shareholders	(2,931,851)	(1,702,519)

Share transactions
Proceeds from sales of shares	52,539,125	75,461,965
Reinvestment of distributions	2,928,736	1,702,519
Cost of shares redeemed	(21,820,957)	(15,385,563)

Net increase (decrease) in net assets resulting from share transactions	33,646,904	61,778,921
Total increase (decrease) in net assets	50,139,805	62,824,297

Net Assets
Beginning of period	106,575,300	43,751,003
End of period	$156,715,105	$106,575,300

Other Information
Shares
Sold	499,131	780,229
Issued in reinvestment of distributions	29,625	19,005
Redeemed	(225,631)	(162,728)
Net increase (decrease)	303,125	636,506

Consolidated Financial Highlights
Fidelity® Commodity Strategy Fund

	Six months ended January 31, 2026 (Unaudited)	Years ended July 31, 2025	2024	2023 A	2022 A	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$95.61	$91.50	$100.57	$170.72	$157.44	$113.44
Income from Investment Operations
Net investment income (loss) B,C	1.70	3.65	4.52	3.52	(.48)	(.80)
Net realized and unrealized gain (loss)	16.21	3.91	(9.87)	(14.51)	34.88	44.80
Total from investment operations	17.91	7.56	(5.35)	(10.99)	34.40	44.00
Distributions from net investment income	(2.98)	(3.45)	(3.72)	(59.16)	(21.12)	-
Total distributions	(2.98)	(3.45)	(3.72)	(59.16)	(21.12)	-
Net asset value, end of period	$110.54	$95.61	$91.50	$100.57	$170.72	$157.44
Total Return D,E	19.13%	8.57%	(5.45)%	(8.66)%	25.08%	38.98%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.62% H	.63%	.63%	.62%	.61%	.62%
Expenses net of fee waivers, if any	.62 % H	.63%	.63%	.62%	.61%	.62%
Expenses net of all reductions, if any	.62% H	.63%	.63%	.62%	.61%	.62%
Net investment income (loss)	3.39% H	3.86%	4.78%	3.27%	(.31)%	(.56)%
Supplemental Data
Net assets, end of period (000 omitted)	$156,715	$106,575	$43,751	$53,874	$104,742	$153,969
Portfolio turnover rate I	0 % H	0%	0%	0%	0%	0%

APer share amounts have been adjusted to reflect the impact of the 1 for 16 reverse share split that occurred on November 18, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Consolidated Financial Statements
 (Unaudited)
For the period ended January 31, 2026

1. Organization.
Fidelity Commodity Strategy Fund (the Fund) is a fund of Fidelity Oxford Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Consolidated Subsidiary.
The Funds included in the table below hold certain commodity-related investments through a wholly owned subsidiary (the "Subsidiary"). As of period end, the investments in the Subsidiaries, were as follows:

	Subsidiary Name	Net Assets of Subsidiary ($)	% of Fund's Total Assets
Fidelity Commodity Strategy Fund	Geode Commodity Strategy Cayman Ltd.	24,906,318	15.9

The financial statements have been consolidated to include the Subsidiary accounts where applicable. Accordingly, all inter-company transactions and balances have been eliminated.
3. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by FMR and its affiliates. The Consolidated Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
4. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the consolidated financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the consolidated financial statements and consolidated financial highlights. Subsequent events, if any, through the date that the consolidated financial statements were issued have been evaluated in the preparation of the consolidated financial statements. The Fund's Consolidated Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as movements in the underlying index, interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price or official closing price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in commodities are valued at their last traded price prior to 4:00 p.m. Eastern time each business day and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2026 is included at the end of the Fund's Consolidated Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying consolidated financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary's income. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the consolidated financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to controlled foreign corporation and capital loss carryforwards.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$12,751,531
Gross unrealized depreciation	(1,762,717)
Net unrealized appreciation (depreciation)	$10,988,814
Tax cost	$146,476,317

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$-
Long-term	(46)
Total capital loss carryforward	$(46)
5. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were primarily used to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk:

Commodity Risk	Commodity risk is the risk that the value of a commodity will fluctuate as a result of changes in market prices.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as bi-lateral swaps, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. Upon entering into a swap, a fund is required to post an initial collateral amount (referred to as "Independent Amount"), as defined in the ISDA Master Agreement. A fund is required to post additional collateral for the benefit of counterparties to meet the counterparty's unrealized appreciation on outstanding swap contracts and any such posted collateral is identified on the Consolidated Schedule of Investments. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Consolidated Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange's clearinghouse. A summary of derivatives inclusive of potential netting arrangements is presented at the end of the Consolidated Schedule of Investments.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Consolidated Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Consolidated Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)(S)	Change in Net Unrealized Appreciation (Depreciation)($)
Commodity Risk
Futures Contracts	4,438,116	6,319,986
Swaps	-	6,912,530
Total Commodity Risk	4,438,116	13,232,516

A summary of the value of derivatives by primary risk exposure is included at the end of the Consolidated Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the commodities market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Consolidated Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Consolidated Statement of Operations.

Any open futures contracts at period end are presented in the Consolidated Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, unless an average notional amount is presented in the table below.

Average Notional Amount ($)
Fidelity Commodity Strategy Fund	95,404,070

Any securities deposited to meet initial margin requirements are identified in the Consolidated Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Consolidated Statement of Assets and Liabilities.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Consolidated Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any unamortized upfront premiums are presented in the Consolidated Schedule of Investments.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Consolidated Statement of Operations.

Any open swaps at period end are included in the Consolidated Schedule of Investments under the caption "Swaps", and is representative of volume of activity during the period, unless an average notional amount is presented in the table below.

Average Notional Amount ($)
Fidelity Commodity Strategy Fund	32,333,333

Total Return Swaps. Total return swaps are agreements between counterparties to exchange cash flows, one based on a market-linked return of an individual asset or a basket of assets (i.e., an index), and the other on a fixed or floating rate. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting payment obligation, a fund will receive a payment from or make a payment to the counterparty at the specified payment frequency. A fund enters into total return swaps to manage its market exposure.
6. Fees and Other Transactions with Affiliates.
Management Fee and Administration Agreement. Geode Capital Management, LLC (the investment adviser) provides the Fund with investment management services for which the Fund pays a monthly management fee that is based on an annual rate of .40% of the Fund's average net assets. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees, transfer agent fees and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Fidelity Management & Research Company LLC (FMR) provides administrative services to the Fund and the investment adviser pays for these services.

The investment adviser also provides investment management services to the Subsidiary. The Subsidiary does not pay the investment adviser a fee for these services. The Subsidiary pays certain other expenses including custody and directors' fees.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives an asset-based fee of .20% of the Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $58.
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by FMR or its affiliates were the owners of record of all of the outstanding shares of the Fund.
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the consolidated financial statements for each Fund as part of Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Commodity Strategy Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract (the Advisory Contract) with Geode Capital Management, LLC (Geode) and the administration agreement with Fidelity Management & Research Company LLC (FMR) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contract and administration agreement throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contract, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contract before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contract. Members of the Board may also meet from time to time with trustees of other Fidelity U.S. registered funds (Fidelity funds) through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contract and administration agreement. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by Geode from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contract was not based on any single factor and the factors may have been weighed differently by individual Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contract was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contract was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered Geode's staffing as it relates to the fund, including the backgrounds and experience of investment personnel, and also considered Geode's implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Geode. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Geode's investment staff, such as size, education, experience, and resources, as well as Geode's approach to recruiting, training, managing, and compensating investment personnel. The Board considered that Geode's investment professionals have extensive resources, tools, and capabilities so as to provide competitive investment results over time, and that those professionals also have access to tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. The Board also noted the extensive resources devoted by Fidelity to providing non-advisory services to the fund.
Administrative Services. The Board considered (i) the nature, extent, quality, and cost of administrative services performed by Fidelity under separate agreements covering administration, transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity and derivatives risk management. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account and market information over the Internet, via the Fidelity mobile app and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of Geode, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate index (benchmark index). The Board also considered information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Geode or Fidelity the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contract should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and total expense ratio, the Board considered the fund's management fee rate as well as other fund expenses paid by Geode under the fund's management contract. The Board further noted that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable. The Board also noted that Geode may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the funds and classes within the total peer group; (ii) gross management fee comparisons of the fund relative to a subset of non-Fidelity funds in the total peer group that are similar in size to the fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of the fund relative to the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of the fund relative to the asset-sized peer group. The asset-sized peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the total peer group for 2024 and below the competitive median of the asset-sized peer group for 2024. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked below the competitive median of the total peer group for 2024 and below the competitive median of the asset-sized peer group for 2024.
Fees Charged to Other Geode and Fidelity Clients. The Board also considered information, including fee rates, about management services provided by Geode to other clients, if any, in the same strategy as the fund. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity other than the fund, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar investment mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Geode in managing the fund and Fidelity in conducting the business of developing, marketing, distributing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of the fund and all the Fidelity funds.
On an annual basis, Geode presents to the Board information about the profitability of its relationship with the fund. In addition, Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's and Geode's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's and Geode's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Geode and Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management and/or servicing of the fund and other Fidelity funds, whether the Fidelity funds (including the fund) and their shareholders have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the findings of the committee.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds and asset classes, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) information about the role of fund profitability in considering changes to the fund lineup; (vi) the types of management fee and total expense comparisons provided, and challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, bond funds, allocation funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contract should be renewed through September 30, 2026.

1.9879553.108
CSZ-SANN-0426

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Oxford Street Trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Oxford Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Oxford Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	March 25, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	March 25, 2026

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	March 25, 2026